Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 16,314	$ 13,938	$ 12,540	$ 17,359	$ 12,232	$ 11,318	$ 12,418	$ 11,368	$ 9,823	$ 9,450	$ 16,504
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	16,112	13,872	12,583	17,536	12,452	11,610	12,843	11,848	10,314	10,000	$ 16,188
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	17,863	15,207	13,627	18,795	13,202	12,161	13,301	12,131	10,442	10,000	$ 18,137
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	17,657	15,036	13,497	18,641	13,103	12,097	13,235	12,087	10,418	10,000	$ 17,910
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,917	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index-NR
Accumulated Value	20,643	17,773	16,354	20,122	14,184	13,182	14,459	12,649	10,821	10,000	$ 23,322
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index-NR
Accumulated Value	20,643	17,773	16,354	20,122	14,184	13,182	14,459	12,649	10,821	10,000	$ 23,322
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index-NR
Accumulated Value	20,643	17,773	16,354	20,122	14,184	13,182	14,459	12,649	10,821	10,000	$ 23,322
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index-NR
Accumulated Value	$ 20,643	$ 17,773	$ 16,354	$ 20,122	$ 14,184	$ 13,182	$ 14,459	$ 12,649	$ 10,821	$ 10,000	$ 23,322